5. Bank Premises and Equipment (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Buildings and improvements	$ 10,555,868	$ 11,148,715
Land and land improvements	2,586,373	2,433,971
Furniture and equipment	6,460,625	6,127,897
Leasehold improvements	1,155,284	1,155,284
Capital lease	991,014	991,014
Other prepaid assets	55,406	0
Bank premises and equipment, gross	21,804,570	21,856,881
Less accumulated depreciation and amortization	(12,091,115)	(11,512,704)
Bank premises and equipment, net	$ 9,713,455	$ 10,344,177